TAXES - Income (Loss) Before Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
TAXES
Total Income before Income Taxes	$ (1,303,414)	$ 419,560	$ 64,151
PRC
TAXES
Total Income before Income Taxes	(941,937)	(689,505)	$ 64,151
Hong Kong
TAXES
Total Income before Income Taxes	(950,349)	$ 1,109,065
Singapore
TAXES
Total Income before Income Taxes	265,329
Cayman
TAXES
Total Income before Income Taxes	$ 323,543